SCHEDULE OF OTHER INCOME EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair value loss (gain) on marketable securities (Note 6)	$ 766	$ (645)	$ (289)
Fair value loss (gain) on purchase warrants (Note 6)	167	(67)
Loss (gain) on disposal of assets		188	(19)
Unrealized foreign exchange loss (gain)	367	653	(360)
Realized foreign exchange (gain) loss	(120)	276	(115)
Interest income and other	(304)	(133)	1
Shares issued at a discount to settle payables (Note 16)		196
Management fee income (Note 11)	(118)	(95)
Other expenses (income)	$ 758	$ 373	$ (782)